Segment Information - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Segment Reporting Information [Line Items]
Number of operating segments	2
Net sales reclassification amount		$ 31
Long-lived assets, Total	3,283	3,281
Long-lived intangible assets from acquisition goodwill	1,485	1,497
Maximum | Active Safety Products
Segment Reporting Information [Line Items]
Percentage of product sales to total sales	4.00%
U.S.
Segment Reporting Information [Line Items]
External sales	2,122	2,073	1,920
Long-lived assets, Total	1,741	1,812
Exports from U.S. to other Regions
Segment Reporting Information [Line Items]
External sales	$ 488	$ 543	$ 535
Sales | GM
Segment Reporting Information [Line Items]
Percentage of sales to individuals	15.00%	15.00%	15.00%
Sales | Renault
Segment Reporting Information [Line Items]
Percentage of sales to individuals	11.00%	11.00%	12.00%
Sales | Ford
Segment Reporting Information [Line Items]
Percentage of sales to individuals	11.00%	11.00%	10.00%